Columbia Variable Portfolio – Large Cap Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 12.9%
Entertainment 1.3%
TKO Group Holdings, Inc.	203,568	31,107,226
Interactive Media & Services 11.6%
Alphabet, Inc., Class A	465,335	71,959,405
Alphabet, Inc., Class C	564,382	88,173,400
Meta Platforms, Inc., Class A	197,448	113,801,129
Total		273,933,934
Total Communication Services		305,041,160
Consumer Discretionary 14.5%
Automobiles 2.0%
Tesla, Inc.(a)	183,055	47,440,534
Broadline Retail 7.1%
Amazon.com, Inc.(a)	883,225	168,042,389
Hotels, Restaurants & Leisure 3.7%
DraftKings, Inc., Class A(a)	827,418	27,478,552
Expedia Group, Inc.	163,196	27,433,248
Hilton Worldwide Holdings, Inc.	140,401	31,948,247
Total		86,860,047
Specialty Retail 1.7%
TJX Companies, Inc. (The)	338,848	41,271,686
Total Consumer Discretionary		343,614,656
Consumer Staples 5.0%
Consumer Staples Distribution & Retail 3.1%
Costco Wholesale Corp.	77,626	73,417,118
Household Products 1.9%
Procter & Gamble Co. (The)	269,775	45,975,056
Total Consumer Staples		119,392,174
Financials 5.2%
Capital Markets 1.3%
Goldman Sachs Group, Inc. (The)	56,258	30,733,183
Financial Services 3.9%
Visa, Inc., Class A	261,070	91,494,592
Total Financials		122,227,775
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.8%
Biotechnology 2.8%
Exact Sciences Corp.(a)	275,635	11,932,239
Insmed, Inc.(a)	154,172	11,761,782
Natera, Inc.(a)	99,526	14,073,972
Vertex Pharmaceuticals, Inc.(a)	55,003	26,666,554
Total		64,434,547
Health Care Equipment & Supplies 3.0%
Cooper Cos, Inc. (The)(a)	306,288	25,835,393
Intuitive Surgical, Inc.(a)	91,058	45,098,295
Total		70,933,688
Pharmaceuticals 4.0%
Eli Lilly & Co.	115,190	95,136,573
Total Health Care		230,504,808
Industrials 7.3%
Aerospace & Defense 1.3%
General Dynamics Corp.	112,797	30,746,206
Commercial Services & Supplies 1.6%
Cintas Corp.	181,664	37,337,402
Electrical Equipment 2.5%
AMETEK, Inc.	176,473	30,378,062
Eaton Corp. PLC	108,636	29,530,524
Total		59,908,586
Ground Transportation 1.9%
Uber Technologies, Inc.(a)	595,943	43,420,407
Total Industrials		171,412,601
Information Technology 43.2%
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity PLC	213,535	30,176,766
Semiconductors & Semiconductor Equipment 12.2%
Broadcom, Inc.	341,753	57,219,705
NVIDIA Corp.	2,131,759	231,040,041
Total		288,259,746

Columbia Variable Portfolio – Large Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 19.3%
Adobe, Inc.(a)	112,882	43,293,633
Atlassian Corp., Class A(a)	132,849	28,191,886
Crowdstrike Holdings, Inc., Class A(a)	112,222	39,567,233
Datadog, Inc., Class A(a)	256,229	25,420,479
Gitlab, Inc., Class A(a)	331,950	15,601,650
Microsoft Corp.	592,109	222,271,798
Palo Alto Networks, Inc.(a)	242,223	41,332,933
ServiceNow, Inc.(a)	49,774	39,627,072
Total		455,306,684
Technology Hardware, Storage & Peripherals 10.4%
Apple, Inc.	1,111,539	246,906,158
Total Information Technology		1,020,649,354
Real Estate 1.3%
Specialized REITs 1.3%
Equinix, Inc.	37,184	30,317,974
Total Real Estate		30,317,974
Total Common Stocks (Cost $1,332,967,816)		2,343,160,502

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	19,556,768	19,552,857
Total Money Market Funds (Cost $19,552,857)		19,552,857
Total Investments in Securities (Cost: $1,352,520,673)		2,362,713,359
Other Assets & Liabilities, Net		(597,589)
Net Assets		2,362,115,770
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	9,726,031	92,362,069	(82,535,243)	—	19,552,857	(525)	171,744	19,556,768
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7013_12_D01_(05/25)